Segment Information (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Information regarding operating segments
Selected information regarding the Company’s segments is as follows:

	Three months ended June 30, 2013
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$305	$1	$—	$306	$7	$106	$—
North America	333	—	2	335	9	57	—
International	247	2	—	249	5	27	(3)
Total Retail	580	2	2	584	14	84	(3)
Total Segments	885	3	2	890	21	190	(3)
Corporate and Other (i)	—	—	—	—	14	(19)	—
Total Consolidated	$885	$3	$2	$890	$35	$171	$(3)

	Three months ended June 30, 2012
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$282	$1	$—	$283	$6	$94	$—
North America	314	1	—	315	8	48	—
International	241	3	—	244	5	40	(1)
Total Retail	555	4	—	559	13	88	(1)
Total Segments	837	5	—	842	19	182	(1)
Corporate and Other (i)	—	—	—	—	15	(3)	—
Total Consolidated	$837	$5	$—	$842	$34	$179	$(1)
_________________________________

(i)	See the following table for an analysis of the ‘Corporate and Other’ line.

	Three months ended June 30,
	2013	2012
	(millions)
Amortization of intangible assets	$(14)	$(15)
Foreign exchange gain on the UK pension plan asset	1	(2)
Insurance recovery (a)	—	5
Other	(6)	9
Total Corporate and Other	$(19)	$(3)
 _________________________________

(a)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in a stand-alone North America business.

	Six months ended June 30,
	2013	2012
	(millions)
Amortization of intangible assets	$(28)	$(30)
Foreign exchange hedging	—	2
Foreign exchange gain on the UK pension plan asset	1	(1)
Write-off of uncollectible accounts receivable balance in Chicago and associated legal fees (a)	—	(13)
Expense reduction initiative (b)	(46)	—
Insurance recovery (c)	—	5
Other	(5)	9
Total Corporate and Other	$(78)	$(28)
 _________________________________

(a)	Write-off of uncollectible accounts receivable balance in relation to a previously disclosed fraudulent overstatement of Commissions and fees.

(b)	Charge related to the assessment of the Company's organizational design.

(c)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in a stand-alone North America business.

	Six months ended June 30, 2013
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$688	$2	$—	$690	$14	$277	$—
North America	696	1	3	700	18	146	—
International	547	4	—	551	10	113	12
Total Retail	1,243	5	3	1,251	28	259	12
Total Segments	1,931	7	3	1,941	42	536	12
Corporate and Other (i)	—	—	—	—	33	(78)	—
Total Consolidated	$1,931	$7	$3	$1,941	$75	$458	$12

	Six months ended June 30, 2012
	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income	Interest in earnings of associates, net of tax
	(millions)
Global	$652	$3	$—	$655	$13	$273	$—
North America	660	1	3	664	16	130	—
International	530	6	—	536	9	121	14
Total Retail	1,190	7	3	1,200	25	251	14
Total Segments	1,842	10	3	1,855	38	524	14
Corporate and Other (i)	—	—	—	—	30	(28)	—
Total Consolidated	$1,842	$10	$3	$1,855	$68	$496	$14
_________________________________

(i)	See the following table for an analysis of the ‘Corporate and Other’ line.

	Commissions and fees	Investment income	Other income	Total revenues	Depreciation and amortization	Operating income (loss)	Interest in earnings of associates, net of tax
				(millions)
Year Ended December 31, 2012
Global	$1,124	$5	$—	$1,129	$27	$372	$—
North America	1,306	3	4	1,313	31	240	—
International	1,028	10	—	1,038	21	183	5
Total Retail	2,334	13	4	2,351	52	423	5
Total Operating Segments	3,458	18	4	3,480	79	795	5
Corporate and Other(i)	—	—	—	—	59	(1,004)	—
Total Consolidated	$3,458	$18	$4	$3,480	$138	$(209)	$5
Year Ended December 31, 2011
Global	$1,073	$9	$—	$1,082	$23	$352	$—
North America	1,314	7	2	1,323	28	271	—
International	1,027	15	—	1,042	18	221	12
Total Retail	2,341	22	2	2,365	46	492	12
Total Operating Segments	3,414	31	2	3,447	69	844	12
Corporate and Other(i)	—	—	—	—	73	(278)	—
Total Consolidated	$3,414	$31	$2	$3,447	$142	$566	$12
Year Ended December 31, 2010
Global	$987	$9	$—	$996	$18	$320	$—
North America	1,369	15	1	1,385	23	320	—
International	937	14	—	951	22	226	23
Total Retail	2,306	29	1	2,336	45	546	23
Total Operating Segments	3,293	38	1	3,332	63	866	23
Corporate and Other(i)	—	—	—	—	82	(113)	—
Total Consolidated	$3,293	$38	$1	$3,332	$145	$753	$23

_________________________________

(i)	See the following table for an analysis of the ‘Corporate and other’ line.

Corporate and other information

	Years ended December 31,
	2012	2011	2010
	(millions)
Amortization of intangible assets	$(59)	$(68)	$(82)
Additional incentive accrual for change in remuneration policy (a)	(252)	—	—
Write-off of unamortized cash retention awards debtor (b)	(200)	—	—
Goodwill impairment charge (c)	(492)	—	—
India joint venture settlement (d)	(11)	—	—
Insurance recovery (e)	10	—	—
Write-off of uncollectible accounts receivable balance in Chicago (f)	(13)	(22)	—
Net gain (loss) on disposal of operations (d)	(3)	4	(2)
Foreign exchange hedging	8	5	(16)
Foreign exchange gain (loss) on the UK pension plan asset	(1)	—	3
2011 Operational Review	—	(180)	—
FSA regulatory settlement	—	(11)	—
Venezuela currency devaluation	—	—	(12)
Other(g)	9	(6)	(4)
Total Corporate and Other	$(1,004)	$(278)	$(113)

_________________________________

(a)	Additional incentive accrual recognized following the replacement of annual incentive awards with annual cash bonuses which will not feature a repayment requirement.

(b)	Write-off of unamortized cash retention awards following decision to eliminate the repayment requirement on past awards.

(c)	Non-cash charge recognized related to the impairment of the carrying value of the North America reporting unit's goodwill.

(d)
$11 million settlement with former partners related to the termination of a joint venture arrangement in India. In addition, a $1 million loss on disposal of operations was recorded related to the termination.

(e)	Insurance recovery, recorded in Other operating expenses, related to a previously disclosed fraudulent activity in Chicago, discussed above.

(f)
In early 2012 the Company identified an uncollectible accounts receivable balance of approximately $28 million in Chicago due to fraudulent overstatements of Commissions and fees.  For the year ended December 31, 2011, the Company recorded an estimate of the misstatement of Commissions and fees from prior periods by recognizing in the fourth quarter of 2011 a $22 million charge to Other operating expenses to write off the uncollectible receivable at January 1, 2011.

The Company concluded its internal investigation into these matters in the three months ended March 31, 2012 and identified an additional $12 million in fraudulent overstatement of Commissions and fees, and has corrected the additional misstatement by recognizing a $13 million charge (including legal expenses) to Other operating expenses in the first quarter of 2012. The above amount represents the additional charge taken.

(g)	Other includes $7 million (2011: $12 million, 2010: $7 million) from the release of funds and reserves related to potential legal liabilities.

Total consolidated operating income
The following table reconciles total consolidated operating income, as disclosed in the segment tables above, to consolidated income before income taxes and interest in earnings of associates:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(millions)
Total consolidated operating income	$171	$179	$458	$496
Interest expense	(32)	(33)	(63)	(65)
Income before income taxes and interest in earnings of associates	$139	$146	$395	$431

	Years ended December 31,
	2012	2011	2010
	(millions)
Total consolidated operating income	$(209)	$566	$753
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs	—	(171)	—
Interest expense	(128)	(156)	(166)
(Loss) income from continuing operations before income taxes and interest in earnings of associates	$(337)	$239	$587

Operating segment revenue by product

	Years ended December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010	2012	2011	2010
	Global			North America			International			Total
	(millions)
Commissions and fees:
Retail insurance services	$—	$—	$—	$1,306	$1,314	$1,369	$1,028	$1,027	$937	$2,334	$2,341	$2,306
Specialty insurance services	1,124	1,073	987	—	—	—	—	—	—	1,124	1,073	987
Total commissions and fees	1,124	1,073	987	1,306	1,314	1,369	1,028	1,027	937	3,458	3,414	3,293
Investment income	5	9	9	3	7	15	10	15	14	18	31	38
Other income	—	—	—	4	2	1	—	—	—	4	2	1
Total Revenues	$1,129	$1,082	$996	$1,313	$1,323	$1,385	$1,038	$1,042	$951	$3,480	$3,447	$3,332

Information regarding geographic locations

	Years Ended December 31,
	2012	2011	2010
	(millions)
Commissions and fees(i)
UK	$980	$963	$902
US	1,484	1,461	1,503
Other(ii)	994	990	888
Total	$3,458	$3,414	$3,293

	December 31,
	2012	2011
	(millions)
Fixed assets
UK	$218	$171
US	207	194
Other(ii)	43	41
Total	$468	$406

_________________________________

(i)	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.

(ii)
Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and/or fixed assets exceed 10 percent of consolidated commissions and fees and/or fixed assets, respectively.